Consolidated Statement Of Financial Position - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	€ 572,274	€ 455,908
Property, plant and equipment	159,608	126,139
Right-of-use assets	533,952	375,508
Investments accounted for using the equity method	18,765	22,648
Deferred tax assets	160,878	124,627
Other non-current financial assets	33,898	36,240
Total non-current assets	1,479,375	1,141,070
Current assets
Inventories	522,589	410,851
Trade receivables	240,457	177,213
Derivative financial instruments	11,110	22,454
Tax receivables	31,024	15,350
Other current financial assets	90,917	320,894
Other current assets	95,260	84,574
Cash and cash equivalents	296,279	254,321
Total current assets	1,287,636	1,285,657
Total assets	2,767,011	2,426,727
Liabilities and Equity
Equity attributable to shareholders of the Parent Company	840,294	678,949
Equity attributable to non-controlling interests	60,602	53,372
Total equity	900,896	732,321	[1]
Non-current liabilities
Non-current borrowings	113,285	184,880
Other non-current financial liabilities	136,556	178,793
Non-current lease liabilities	471,083	332,050
Non-current provisions for risks and charges	19,849	19,581
Employee benefits	29,645	51,584
Deferred tax liabilities	73,885	60,534
Other non-current liabilities	9,689	0
Total non-current liabilities	853,992	827,422
Current liabilities
Current borrowings	289,337	286,175
Other current financial liabilities	22,102	37,258
Current lease liabilities	122,642	111,457
Derivative financial instruments	897	2,362
Current provisions for risks and charges	16,019	13,969
Trade payables and customer advances	314,137	270,936
Tax liabilities	41,976	25,999
Other current liabilities	205,013	118,828
Total current liabilities	1,012,123	866,984
Total equity and liabilities	€ 2,767,011	€ 2,426,727

[1]
(*) Starting with the Semi-Annual Condensed Consolidated Financial Statements at June 30, 2023 and for the six months ended June 30, 2023 and 2022, in the consolidated statement of changes in equity the Group separately presents certain components of equity, including share premium, the reserve for treasury shares and other legal reserves, which were previously presented within other reserves. Management believes this presentation, together with the accompanying notes, facilitate a better understanding of the underlying components of the Group’s equity. As a result of this new presentation, certain comparative period amounts above have been reclassified compared to the amounts presented in the Group’s 2022 consolidated financial statements.